AETOS CAPITAL

Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.
These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring the funds in which we invest.  Potential investors in absolute return vehicles are urged to familiarize themselves with these risks before investing.

Absolute Return

Confidential Discussion Materials

Portable Alpha Utilizing Absolute Return

February 2006

TABLE OF CONTENTS

Section I                     Overview of Aetos Capital, LLC

Section II                  Aetos Capital:  Fund of Hedge Funds

                                                 Investment Philosophy and Process

                                                 Portfolio Construction and Monitoring

                                                 Risk and Return Profile

Section III               The Case for Portable Alpha

Section IV               Aetos Capital:  Portable Alpha Utilizing Absolute Return

Appendix A          Biographies

Experience

Fiduciary perspective and capital markets expertise

Best practices from the highest quality institutions

Institutional Focus

Independent firm specializing in alternative investment strategies for institutional clients

Alignment of interests – principals’ assets invested alongside clients’

Registered investment adviser with SEC-registered 1940 Act investment vehicles*

Integrated information systems

Partnership and Flexible Portfolio Construction

Partner with clients to provide tailored and customized solutions across the spectrum of hedge fund strategies

Modular approach to portfolio construction designed to accommodate client specific return and volatility targets

Share fundamental, independent research and forward-looking insights on industry developments, trends, opportunities and risk management

* Aetos Alternatives Management, LLC, a wholly-owned subsidiary of Aetos Capital, LLC, is a registered investment advisor.  Such registration does not imply in any manner whatsoever that Aetos has been sponsored, recommended, or approved, or that its abilities or qualifications have in any respect been passed upon by the United States or any agency or any office thereof.  You should consider the investment objectives, risks and charges and expenses of the Aetos Funds carefully before investing.  The prospectus contains this and other information.  Please call 212-201-2540 to request a prospectus and read it carefully before investing.

AETOS CAPITAL, LLC – ALTERNATIVES MANAGEMENT

OVERVIEW OF PORTFOLIOS AND PRODUCTS

Flexible portfolio construction to accommodate client specific return and volatility targets and provide tailored solutions across the spectrum of absolute return strategies

Single-Strategy Funds

SEC-registered 1940 Act Funds

Off-shore Funds available

Opportunities Fund

SEC-registered 1940 Act Fund

Off-shore Fund available

Multi-Strategy Portfolios

Tactical allocations to strategy-specific Funds

Managed to specific return and volatility targets

Custom allocations available to target client directed return and volatility goals

Separate Accounts

Direct investments with underlying managers

Portable Alpha Utilizing Fund of Hedge Funds

Portable Alpha Special Purpose Vehicle – Unitized Vehicles

Customized Alpha & Beta Overlay Programs

Multi-
Strategy
Arbitrage

Fund

Growth
Portfolio
(Moderate-Volatility & Multi-Strategy)

Conservative
Portfolio

(Lower-Volatility & Multi-Strategy)

Balanced
Portfolio
(Low-Volatility & Multi-Strategy)

Distressed
Investment
Strategies
Fund

Long/Short
Strategies
Fund

Market
Neutral
Strategies
Fund

Opportunities

Fund

AETOS CAPITAL, LLC

Aetos Alternatives Management

(Absolute Return Strategies)

$3.0 billion

99% institutional capital

Aetos Capital Asia

(Opportunistic Real Estate)

$2.9 billion

90% institutional capital

Executive Committee

James M. Allwin

Chief Executive Officer

Anne Casscells
Co-President and Chief
Investment Officer, Absolute
Return Strategies

Stanford Management Company, Chief
Investment Officer
Goldman Sachs, Vice President, Fixed
Income Division
Stanford University, M.B.A.
Yale University, B.A.

Kenneth M. deRegt
Risk Advisor

Morgan Stanley, Head of Fixed
Income
Foreign Exchange and
Commodities
Stanford University, B.A.

Scott M. Kelley
Chief Investment Officer,
Real Estate

Morgan Stanley, Managing
Director and Co-Head Global
Real Estate Investment Group

Northwestern University, M.B.A.

University of Virginia, B.S.

Michael F. Klein
Co-President and Chief
Operating Officer, Absolute
Return Strategies

Morgan Stanley,
President, Institutional Funds
Rogers & Wells, Tax Attorney
Boston College, J.D.
Colgate University, B.A.

Harold J. Schaaff
General Counsel and Chief
Compliance Officer

Morgan Stanley
General Counsel, Investment Mgmt.
Sullivan & Cromwell,
Securities Attorney
University of California at
Los Angeles, J.D.
Brown University, B.A

Morgan Stanley, Head of Investment Management
Dartmouth College, M.B.A., Member of Board of Overseers
Yale University, B.A., Member of the Investment Committee (1997-2002)

AEA Investors LLC

(Private Equity)

$2.3 billion

84% institutional capital

AETOS ABSOLUTE RETURN STRATEGIES

Orange = Investment Committee

James M. Allwin
 Chief Executive Officer

Anne Casscells
Co-President and Chief
Investment Officer

Michael F. Klein
 Co-President and Chief
Operating Officer

Aetos Alternatives Management

Andrea M. Bollyky
Managing Director, Head of Client Relations

David A. Tonkovich
Vice President

Orme Capital Management,
Director of Business Development
 Whitney & Company,
Associate, Business Development
Boston College, B.S.

Clay Finlay, Inc.,
Principal, Head of Global Business Development
Gartmore Capital Management,

Account Executive

SEI Corporation, Manager

Lehigh University, B.A.

Operational, Business and Legal Due Diligence

Research

Manager Research and Portfolio Construction

James T. Gibbons
Portfolio Manager

Evaluation Associates,
Senior Vice President
AIG Global Investment Corporation,
Managing Director, Portfolio Manager
 Georgetown University, B.S.

Jeffery J. Mora, CFA
Portfolio Manager

Northwestern University,
Manager of Alternative Assets
PriceWaterhouse, C onsultant
Northwestern University, M.B.A.
Miami University, B.S.

Anne Casscells
Chief Investment Officer

Stanford Management Company,
Chief Investment Officer
Goldman Sachs, Vice President,
Fixed Income Division
Stanford University, M.B.A.
Yale University, B.A.

SG Barr Devlin,

Analyst, Restructuring and M&A
University of Virginia, B.S.

Jonathan Bishop
Research Associate

J. Bricker Waid
 Associate Portfolio Manager

Morgan Stanley, Analyst,
Restructuring and M&A
University of Virginia, B.S.

Michael F. Klein
Chief Operating Officer

Morgan Stanley,
President, Institutional Funds
Rogers & Wells, Tax Attorney
Boston College, J.D.
Colgate University, B.A.

Harold J. Schaaff
General Counsel and Chief Compliance Officer

Morgan Stanley,
General Counsel, Investment Mgmt.
Sullivan & Cromwell, Securities Attorney
University of California at Los Angeles, J.D.
Brown University, B.A.

Scott Sawyer, CPA
Chief Financial Officer

General Electric Asset Mgmt.,
Manager of Fund Operations
PricewaterhouseCoopers Manager
Bucknell University, B.S.

Reid Conway
Legal Associate

Alliance Capital,
Assistant Vice President,
Mutual Fund Compliance

New York University, M.B.A.
 Stanford University, B.A

Client Relations

Investment Management Team

Robertson Stephens,
Analyst, Investment Banking
Harvard University, B.A.

Darren N. Dinneen
Research Associate

Kate E. Ferris
Marketing Associate

CDK & Co., LLC,
Associate, Client Services
University of Virginia, B.A.

Colgate University, B.A.

Courtney M. Stone
Marketing Associate

Lehman Brothers,

Analyst, Investment Banking

Stanford University, M.B.A.

Princeton University, B.A.

Andrew Walling
Research Associate

INVESTMENT PHILOSOPHY

We partner with clients to provide tailored solutions across the spectrum of hedge fund strategies

We integrate risk management into all aspects of the investment process focusing on manager, operational, portfolio, and strategy/investment risk

We follow an investment process which combines excellence in research, risk management, manager due diligence, and portfolio construction to increase the probability of consistent and uncorrelated investment results

We maintain a bias towards fundamentally oriented managers and complement experienced and established firms with emerging talent.

We focus on managers with demonstrated investment and business skill, deep organizations, sustainable performance, and consistent risk profiles.

We determine the allocation to hedge fund strategies and managers merging quantitative and qualitative factors, using mean-variance optimization tools, reviewing correlations among managers and incorporating position limits, ranges and liquidity constraints

We invest with managers who provide portfolio transparency and access to principals affording a clear understanding of each manager’s investment strategy, competitive advantage, and underlying drivers of returns

INVESTMENT PROCESS

With institutional standards in mind, we follow a disciplined and repeatable investment process which incorporates client specific inputs and guidelines with significant knowledge transfer

Fundamental &
Macroeconomic Research

Manager Evaluation &

Selection

Portfolio Construction

Monitoring & Reporting

Process

Integrated Risk
Management

Establish Client

Specific Risk & Return

Objectives

Customize Client

Investment Guidelines

Determine

Implementation

Process

Establish Reporting

Requirements

INTEGRATED RISK MANAGEMENT

Control Environment

Pricing & Valuations

Transparency & Reporting

External Service Providers

Systems & Disaster Recovery

Trading, Settlement &

Reconciliation

Accounting & Audit

Operational

Risk

Correlations

Performance Attribution

Liquidity

Scenario Analysis & Stress Tests

Strategy & Manager Diversification
Exposure Profiles

Quantitative

Risk

Value at Risk

Factor Risks & Exposures

        - Equity

        - Fixed Income

        - Credit

        - Volatility

        - Liquidity

        - Concentrations

        - Derivatives

        - Leverage

Strategy /

Investment Risk

Management

Risk

Quality of Franchise

Alignment of Interests

Organizational Stability

Investment Discipline

Integrity & Ethics

Client Mix

Legal

Risk management is integrated in every step of the investment process.  We evaluate risk in each of its four constituent parts and focus on the key variables in each

FUNDAMENTAL AND MACROECONOMIC RESEARCH

We classify investment strategies, determine the key drivers of performance, develop forward-looking views, set risk and return expectations, and undertake fundamental macroeconomic research

Multi-
Strategy

Liquidity-Driven
Strategies

Distressed
Merger Arbitrage
Convertible Arbitrage
Statistical Arbitrage
Event-Driven Arbitrage
Capital Structure Arbitrage
Fixed Income Arbitrage

Skill-Driven
Strategies

Long/Short Equity
Quantitative Strategies
Global TAA
Market Neutral
Sector Funds

Currency Strategies

Global Growth

Equity Markets

Interest Rates

Shape of Yield Curve

Credit Spreads

Volatility

Opportunity Set

MANAGER EVALUATION & SELECTION PROCESS

Meticulous process reflecting nearly three decades of collective hedge fund experience is critical to discovering top investment talent

Universe

Evaluate

Extensive universe of established and
emerging managers
-  Proprietary Network
-  Prime Brokers
-  Conferences
-  Databases

Sorted by strategy and sub-strategy

Qualitative assessment of manager’s “edge”
-  Philosophy & Process
-  Pedigree
- Risk Management
- Organizational Structure

Quantitative analysis of track record

    - Exposure to Market Factors

     - Style Drift

     - Leverage

     - Issue Concentration

Focus

Meetings with multiple levels of investment professionals

Site visits and meetings with CFO and other compliance and operations personnel to assess systems, control environment, disaster recovery and evaluation processes

Confirm peer, counterparty and client references through proprietary network to gain insight on investment skill, integrity, ethics and coherence of team

Conduct background checks for regulatory, civil and criminal violations, verify education and experience

Evaluate correlation to existing managers and contribution to risk of portfolio

Negotiate capacity and liquidity terms, side letters, fees and transparency requirements

Construct portfolios which are concentrated by manager and diversified by strategy

Invest

ELEMENTS OF MANAGER EVALUATION & ANALYSIS

We employ a team-based approach where senior investment professionals lead the manager research, operational due diligence and legal review processes, assisted by strategy specific analysts.

Hedge     Fund

Transparency

Investment Strategy

Access to Principals

Investment Record

Leverage

Professional Background
    & Experience

Concentration

  Organizational

Stability & Depth

Legal Terms

Operational Controls

Pricing  Policies

Scale & Growth of
Assets

Business Strategy

Operational, Business &

Legal Due Diligence

Investment
Research

Investment Memo:                              Assessment of investment team, strategy, risk controls, track record and strategic rationale

Due Diligence Worksheet:                Assessment of business infrastructure, fund terms, portfolio composition, pricing policies, trading procedures, back office, valuation and oversight

Legal Review Worksheet:                 Review of subscription documents, articles of association and private offering memorandum

Risk Scorecard:                                        Summary evaluation to rate manager’s profile, quality of controls, oversight and diligence processes

PORTFOLIO CONSTRUCTION

Qualitative & Quantitative
Assessment

Expected Risk and Return

Leverage

Capacity

Manager & Sector

Allocation

Investment Trends

Investment Forecast &
Outlook

Under & Over-Weight
Concentrations

Strategy &

Sub-Strategy Allocation

Mean-Variance Optimization          Position Limits

Capacity                                                            Liquidity

Optimization

Scenario Simulation & Stress Testing

Simulate Historical Performance

Factor Analysis

Evaluate Conditional Outcomes

Investment Committee constructs portfolios that are diversified by manager, sub-strategy and strategy using a blend of qualitative assessments and quantitative tools

Portfolio

MANAGER AND PORTFOLIO MONITORING

Continually evaluate the market environment, opportunity set and risk profile of each strategy and perform ongoing due diligence on individual managers

Hedge Fund

Organization
Leverage
Concentration
Exposures
Risk Controls

Environment

Volatility
Liquidity
Market

Strategy

Risk/Return
Funds Flow
Correlations

Market Environment
Review

Portfolio Level

Analysis & Review

Hedge Fund Level

Quantitative & Qualitative
Review

Performance, Valuation &
Pricing Confirmation

Market returns, volatilities,
correlations, mean reversion

Drivers of risks & returns

Flow of funds

Strategy outlooks

Portfolio return, volatility, Sharpe
ratio, return distribution, skew,
kurtosis, drawdowns

Exposure aggregations,
concentrations

Contribution to return

Manager correlations

Market correlations & betas

Factor analysis

Scenario simulations & stress testing

Qualitative:

Organizational stability

Scheduled operational reviews

Pricing procedure report per manager

           Historical return

           Volatility

           Reporting behavior

           Regression analysis

           Peer group analysis

           Exposure report review

Review by Aetos Pricing Committee

Independent board oversight

Quantitative:

Performance

Exposures

Concentrations

Attribution
analysis

Factor analysis

Leverage

Asset allocation

Peer group

   analysis

Customized

   exposure reports

Market

   comparisons

INFORMATION SYSTEMS, DATA COLLECTION, ANALYTICS & REPORTING

Manager Evaluation

& Selection

Manager Analysis

Manager & Portfolio
Monitoring

Performance, Pricing

& Valuation Analysis

Manager Profile

PerTrac

Investment Memo

Due Diligence Worksheet

Legal Review Worksheet

Exposure Report

Factor Analysis

Historical Return Analysis

Market Comparison

Custom Peer Group Comparison

Risk Scorecard

Pricing Confirmation

INFORMATION SYSTEMS, DATA COLLECTION, ANALYTICS & REPORTING

Portfolio Construction &
Quantitative Risk

Management

Fund Accounting

& Administration

Independent Oversight

& Verification

Client Reporting

Monthly Flash Report

Monthly Profile Sheet

Quarterly Investor Letter

Efficient Frontiers

Scenario Simulation

Asset Allocation

Capital Contribution/Redemption
Controls

Fund Accounting Controls

Cash Controls

Audited Financial Statements

Reports to Independent Board of
Managers

INFORMATION SYSTEMS, DATA COLLECTION ANALYTICS & REPORTING

Shazam Econometric
Software,
Proprietary MS Excel
Models

Manager Profiles

Peer Group Analysis

Investment Memo

Due Diligence Worksheet

Legal Review Worksheet

Risk Scorecard

Exposure Reports

Exposure Aggregation

Factor Analysis

Statistical Analysis

Performance Attribution

Historical Return Analysis

Market Comparison

Stress Testing

Backtest Simulations

Asset Allocation

Optimization

Risk Budgeting

Monte Carlo Scenario
Simulation

TASS Database

Proprietary Data

Manager Returns

Manager Exposures

Market & Index Returns

Return/Risk Forecasts

Covariance Matrix

Return/Risk Forecasts

Analytics & Reporting

Data

Information Systems

PerTrac,

TNR,

SalesLogix

MatLab Statistical
Software

Decisioneering Simulation
Software

WHY INVEST WITH AETOS?

Experience

Our senior investment professionals each have at least ten years of institutional experience investing in hedge fund strategies as fiduciaries

Our professionals have extensive investment, capital markets, and trading experience across equities, fixed income, derivatives, arbitrage and distressed investments

Philosophy

Our goal is to preserve capital and maximize alpha – we believe in a fundamentally based process and disciplined approach to strategy allocation, manager selection, and monitoring

We invest with the highest quality hedge fund managers, including both established and emerging talents, where we have conviction in both their investment process and operational structure

We require access to principals and portfolio information from our managers

Process

We integrate risk management into our investment process and construct portfolios which are diversified by strategy and manager using a blend of qualitative assessments and quantitative tools

Partnership

As fiduciaries by background and perspective, we recognize our responsibility to clients and offer the highest level of service by providing thoughtful research, market insights, tailored solutions, and customized reporting

THE CASE FOR PORTABLE ALPHA

Problems with Traditional Active Manager Selection

Traditional active management has many drawbacks

Short-selling constraints

Poor incentive structure promotes asset-gathering

Paying fees for beta exposure

Best sources of alpha do not always coincide with ideal asset classes for the portfolio

Essential idea behind portable alpha: separate the beta component of returns from the alpha component

Realize beta through indexed exposure (low cost) and alpha through actively managed hedge funds

Provides greater flexibility

Increases likelihood of realizing positive alpha in portfolio

Only a small % of active management represents true alpha, i.e. skill-based stock selection.

Due to tracking error constraints, managers use most of the portfolio to replicate the market.  Market cap weightings of benchmarks further restrict managers’ ability to add value by underweighting expensive stocks.

Since the advent of futures and swaps, the market return can be accessed for a very low cost and there is no need to devote most of the portfolio to replicating the market.  Instead it can be used to earn more alpha.

Index Fund

Stock Selection

Traditional Active
Management

+

=

Make cash work harder – earn alpha

Most equity investors try to earn alpha by overweighting and underweighting stocks relative to the index

In diversified portfolios designed to limit divergence from the index return (i.e. tracking error constrained), most of the cash is used to create a market tracking portfolio (beta replication) and little is used for active management
(alpha generation)

By understanding that cash is not necessary to get beta, a more optimal approach becomes possible and the cash can be redeployed to earn more alpha

Investors can replicate index returns by combining futures or swaps with a risk free investment (i.e. LIBOR)

If investors can earn more than the risk free rate on their cash, a portable alpha strategy becomes feasible

THE CASE FOR PORTABLE ALPHA

Index
Return

=

=

Or

Cash Return
(LIBOR)

Risk
Premium
(Beta)

Portable
Alpha
Return

Alpha Pool
(Absolute
Return)

Risk
Premium
(Beta)

Experience

Aetos Capital’s Chief Investment Officer, Anne Casscells, has over ten years of direct portable alpha expertise.

      1996 - 2001:  Stanford University

          10% of the endowment assets with the beta portion implemented internally using bond and equity futures.

      2001 - Present:  Aetos Capital

          As of December 31, 2005, over $1.5 billion invested in hedge fund strategies for portable alpha programs coordinating multiple sources of alpha and beta overlay.

Flexibility

Aetos Capital’s flexible portfolio construction process can accommodate specific risk & return profiles and investment scale to provide tailored solutions across the spectrum of absolute return strategies.

Customized alpha pool and beta overlay programs

Portable Alpha Special Purpose Vehicles

PORTABLE ALPHA UTILIZING ABSOLUTE RETURN

Aetos Capital Expertise with Portable Alpha

PORTABLE ALPHA UTILIZING ABSOLUTE RETURN

Decision Process for Portable Alpha Program

Alpha Pool

Customize Fund of Hedge Funds Portfolio

Evaluate underlying beta within the alpha pools

Beta Overlay

Select appropriate index

Determine beta vehicle (i.e. swap or futures)

Collateralization Arrangements

Initial margin

Using Fund of Hedge Funds Portfolio as collateral avoids the need to post cash initial margin

Also possible to use bond portfolio as collateral

Swap Settlement (reset dates)

Cash settlement between the counterparties occurs on predetermined reset dates (either monthly or quarterly)

Implementation Structure

Individual alpha pool and beta overlay components

Special Purpose Vehicles

Overlay Percentage

Depends on investors' goals and risk tolerance

Full Overlay

Constant Variance

Constant Beta

Liquidity-Driven Strategies

Distressed

Merger Arbitrage

Convertible Arbitrage

Statistical Arbitrage

Event-Driven Arbitrage

Capital Structure Arbitrage

Fixed Income Arbitrage

Skill-Driven Strategies

Long/Short Equity

Quantitative Strategies

Global Tactical Asset Allocation

Market Neutral

Currency Strategies

Multi-
Strategy
Arbitrage

Fund

Growth
Portfolio
(Moderate-Volatility & Multi-Strategy)

Conservative
Portfolio

(Lower-Volatility & Multi-Strategy)

Balanced
Portfolio
 (Low-Volatility & Multi-Strategy)

Distressed
Investment
Strategies
Fund

Long/Short
Strategies
Fund

Market
Neutral
Strategies
Fund

Opportunities

Fund

Sources of Alpha:  Low-Beta Investments through a customized fund of hedge funds portfolio

PORTABLE ALPHA UTILIZING ABSOLUTE RETURN

Overview of Aetos Capital Fund of Hedge Funds & Portfolios:

Classification of Investment Strategies:

Beta Overlay Options:  Aetos Capital works closely with the Investor’s staff or external managers to fine-tune the overlay or work in a coordinating role across the program to implement the overlay.

Beta overlay can be provided by:

Aetos Capital

Internal implementation by the investor’s staff

Implementation by investor’s external managers

Counter-party risk

Cheap

Swaps

Russell 1000

US Large / Mid Cap

Few providers

Efficient

Securities Lending

TIPS Index

TIPS

Expensive

Swaps

TIPS Index

TIPS

Counter-party risk

Cheap

Swaps

UST 10 year

US Treasury

Internal traders needed

Cheap, Liquid

Futures

UST 10 year

US Treasury

Expensive, hard to replicate

Swaps

Lehman Aggregate

US Fixed Income

Cost varies with supply/demand

Cheap

Swaps

MSCI EMF

Emerging Markets Equity

Counter-party risk

Moderate

Swaps

MSCI EAFE

International Equity

Contract to be listed

Cheap

Futures

MSCI EAFE

International Equity

Counter-party risk

Cheap

Swaps

Russell 2000

US Small-Cap

Counter-party risk

Cheap

Swaps

S&P 500

US Large-Cap

Internal traders needed

Cheap, Liquid

Futures

S&P 500

US Large-Cap

Disadvantages

Advantages

Beta Vehicle

Index

Asset Class

Examples of Beta Overlays

PORTABLE ALPHA UTILIZING ABSOLUTE RETURN

PORTABLE ALPHA STRATEGY – IMPLEMENTATION OPTIONS

Alpha Pool

+

Investment Return

+   Return of Alpha Pool

+   Return of Index as Beta Overlay

Beta Overlay Financing Charge on
the Libor + Spread

*    Investor provides initial margin or
pledges the Alpha Pool as collateral.

Beta Overlay

+

Aetos Capital Portable Alpha SPV

Investor provides cash margin or pledges
the Alpha Pool as collateral against beta
overlay.

Cash settlement occurs on reset dates

Alpha Pool

Beta Overlay

Investment Return

+    Return of Alpha Pool

+   Return of Index as Beta Overlay

Beta Overlay Financing Charge on
the Libor + Spread

Vehicle Administration Charge

*     Investor provides initial margin or
pledges the Alpha Pool as collateral.

+

Aetos Capital Portable Alpha SPV

Alpha Pool

Beta Overlay

Investment Return

+    Return of Alpha Pool

+   Return of Index as Beta Overlay

Beta Overlay Financing Charge on the
Libor + Spread

Vehicle Administration Charge

Financing Charge to use Credit
Facility

*    Investor pledges Aetos Capital Funds
investment as collateral for overlay

Investor pledges the Alpha Pool as
collateral against beta overlay.

Credit facility eliminates need for cash
settlement on reset dates

Individual Alpha Pool & Beta
Overlay Programs

Implementation Using Swaps

Investor provides cash margin or pledges
the Alpha Pool as collateral against beta
overlay.

Cash settlement occurs on

reset dates

James M. Allwin, Founder and Chief Executive Officer

Mr. Allwin is the Founder and President of Aetos Capital. Prior to founding Aetos Capital, Mr. Allwin was head of the Investment Management businesses of
Morgan Stanley, including Morgan Stanley Asset Management, Miller Anderson & Sherrerd and the firm’s Private Equity and Real Estate Funds.  Over the course of his 23-year career at Morgan Stanley, Mr. Allwin also worked in areas such as Corporate Finance and Mergers & Acquisitions.  He was a member of the Morgan Stanley Management Committee.  Mr. Allwin is a graduate of Yale University, where he served as a member of the Investment Committee from
1997 to 2002, and is presently on the Board of The Yale New Haven Hospital System.  He received his MBA from the Amos Tuck School of Business
Administration at Dartmouth College, where he is a member of the Board of Overseers and a founder of its Initiative on Corporate Citizenship and Ethics.  He
is a member of the Investment Advisory Committee of the Howard Hughes Medical Institute, a member of the Board of Directors of Summit Properties, Inc.,
Chairman of the Board of Directors of Communities In Schools, the nation’s largest stay-in-school program, and former Chairman of the Board of Trustees of
Greenwich Academy.  He also serves on the Boards of the Dia Art Foundation, National Mentoring Partnership, and the Chairman’s and Director’s Councils of
the Museum of Modern Art.

Anne Casscells, Managing Director, Co-President and Chief Investment Officer

Ms. Casscells is a Managing Director of Aetos Capital and the Co-President and Chief Investment Officer of Aetos Capital’s absolute return strategies.  Prior to joining Aetos in October 2001, Ms. Casscells was the Chief Investment Officer of the Stanford Management Company, where she was responsible for the investment of over $10 billion in endowment funds and other assets on behalf of Stanford University.  Prior to assuming her position as CIO in 1998, Ms.
Casscells served for two and a half years as Managing Director of Investment Policy Research, where she was responsible for asset allocation and for the endowment’s absolute return investments. During this period, she expanded the absolute return portfolio from $150 million to $650 million and developed a portable alpha program to enhance returns in the endowment’s U.S. equity and fixed income asset classes.  Prior to joining the Stanford Management Company,
Ms. Casscells was a Vice President in Goldman Sachs’ fixed income division and an analyst at Morgan Stanley. Ms. Casscells earned her Masters of Business
Administration from the Stanford Graduate School of Business, where she was an Arjay Miller Scholar, and a Bachelor of Arts in British Studies, cum laude, from Yale University.  She is a trustee of the Stanford Business School Trust and a member of the Board of Directors of KQED Public Broadcasting, where she serves as Treasurer and head of the Finance and Investment Committees and an Advisor to the Finance Committee of the David & Lucile Packard
Foundation.  Ms. Casscells is the co-author with Robert Arnott of two articles titled Demographics and Capital Markets Returns, Financial Analysts Journal,
AIMR, Vol. 59, No. 2, March/April 2003 and Will We Retire Later and Poorer?, The Journal of Investing, Summer 2004.  She has also co-authored with
Clifford Asness an article to be published titled Comparing Apples-to-Apples the Stock Market is Expensive, April 2004.

Michael F. Klein, Managing Director, Co-President and Chief Operating Officer

Mr. Klein is a Managing Director of Aetos Capital and the Co-President and Chief Operating Officer of Aetos Capital’s absolute return strategies.  Prior to joining Aetos Capital in March 2000, Mr. Klein was a Managing Director of Morgan Stanley & Co. and was President and a Director of the Morgan Stanley
Institutional Open and Closed-End Funds.  Mr. Klein joined Morgan Stanley in 1995 and was involved in both the firm’s institutional asset management and retail funds businesses. Prior to joining Morgan Stanley, he practiced law at the international law firm of Rogers & Wells in New York. Mr. Klein is a magna cum laude graduate of Colgate University where he was elected to Phi Beta Kappa, and received his Juris Doctor degree from Boston College Law School where he was graduated cum laude.

BIOGRAPHIES

Kenneth deRegt, Managing Director, Risk Advisor

Mr. deRegt is a senior advisor of Aetos Capital, providing oversight in areas of investment strategy, overall operations and risk management.  Prior to joining
Aetos Capital in January 2003, Mr. deRegt headed the Fixed Income, Currencies and Commodities businesses for Morgan Stanley.  He was a member of the
Firm’s Management Committee.  During his twenty-year career at Morgan Stanley, Mr. deRegt had a variety of responsibilities relating to different Fixed
Income businesses, including the Firm’s Government Securities business and certain international businesses.  Mr. deRegt is a graduate of Stanford
University.  He currently is the Chairman of the Board of Trustees of Eagle Hill School.  He is also a member of the Board of Trustees of PASE – The
Partnership for After School Education.

James T. Gibbons, Managing Director, Portfolio Manager

Mr. Gibbons is a Managing Director of Aetos Capital and is a portfolio manager and senior member of Aetos Capital’s absolute return strategies investment team. Prior to joining Aetos Capital in July 2002, Mr. Gibbons served as a Senior Vice President at Evaluation Associates Capital Markets, where he was responsible for research and due diligence on a large group of relative value and event driven hedge fund managers. During his career at Evaluation Associates
Mr. Gibbons and team managed up to $2.6 billion in assets.  Before joining Evaluation Associates, Mr. Gibbons spent ten years with AIG in New York, London and Tokyo.  He served as chief investment officer for various AIG insurance entities and Managing Director for AIG Global Investment Corp.  His
responsibilities included asset allocation as well as the management of fixed income, equity and non-traditional investment teams that invested $13 billion.
Earlier in his career, Mr. Gibbons worked for Unilever in their treasury units in the U.S. and London.  Mr. Gibbons received his Bachelor of Science degree in
Finance from Georgetown University.

Scott M. Kelley, Managing Director, Head of Real Estate

Mr. Kelley is a Managing Director of Aetos Capital and Chief Executive Officer of Aetos Japan.  Prior to joining Aetos in April 2001, Mr. Kelley was a
Managing Director and co-head of Morgan Stanley’s global real estate investment banking group, where he was responsible for all international client matters.
Mr. Kelley was responsible for building the international real estate investment banking business of Morgan Stanley, including its business in Japan.  He was also a member of the Investment Committees for MSREF I, II and III and the Morgan Stanley Real Estate Special Situations Fund.  During his career, Mr.
Kelley led a number of the largest and most innovative real estate investment and recapitalization transactions globally including the purchase, recapitalization and sale of Red Roof Inns, and the development of the UP-REIT structure.  Mr. Kelley is a member of the Real Estate Roundtable, McIntire School of
Commerce Advisory Board, Pension Real Estate Association, the Urban Land Institute and a former director of the National Multi-Family Housing Council and the National Association of Real Estate Investment Trusts.  He received a Bachelor of Science from the McIntire School of Commerce at the University of
Virginia and a Masters in Management with Distinction from the J.L. Kellogg Graduate School of Management at Northwestern University.

BIOGRAPHIES

Jeffery J. Mora, CFA, Managing Director, Portfolio Manager

Mr. Mora is a Managing Director of Aetos Capital and is a portfolio manager and senior member of Aetos Capital’s absolute return strategies investment team.
Prior to joining Aetos Capital in November 2001, Mr. Mora was the Manager of Alternative Assets for Northwestern University’s endowment fund, where he was responsible for strategic and tactical asset allocations and manager due diligence and selection.  Specifically, Mr. Mora developed expertise in hedge fund, distressed, private equity, oil & gas and real estate investments across the University’s $1.5 billion alternative asset portfolio.  Prior to Northwestern University,
Mr. Mora was a consultant in Price Waterhouse's Valuation Services Group where he valued a diverse range of securities and interests, from private companies to complex derivative securities and intellectual property rights.  He began his career as a Credit Analyst and Corporate Banker at the National City
Corporation.  Mr. Mora received a Bachelor of Science degree in Finance from Miami University, where he is a member of the Business Advisory Council of the Richard T. Farmer School of Business, and received a Masters in Management from the J.L. Kellogg Graduate School of Management at Northwestern
University.  Mr. Mora is also a Chartered Financial Analyst (CFA).

Harold J. Schaaff, Managing Director, General Counsel and Chief Compliance Officer

Mr. Schaaff is a Managing Director and General Counsel of Aetos Capital.  Prior to joining Aetos Capital in March 2001, Mr. Schaaff was a Managing
Director of Morgan Stanley and the President and a Director of the Morgan Stanley Institutional Open and Closed-End Funds.  Prior to March 2000, Mr.
Schaaff was a Managing Director and General Counsel for Morgan Stanley Investment Management.  Mr. Schaaff joined Morgan Stanley in 1989.  Prior to
1989, Mr. Schaaff practiced securities law for Sullivan & Cromwell in New York.  Mr. Schaaff received his Bachelor of Arts degree from Brown University and his Juris Doctor degree from the University of California at Los Angeles where he was a member of the Order of the Coif and a John M. Olin Law and
Economics Scholar.

Scott D. Sawyer, Vice President, Chief Financial Officer

Mr. Sawyer is a Vice President and Chief Financial Officer of Aetos Capital’s Absolute Return strategies investment team.  Prior to joining Aetos Capital in
August 2004, Mr. Sawyer was a Client Portfolio Manager at General Electric Asset Management where he was responsible for the daily investment and operational oversight of third party accounts investing in various U.S. and international equity strategies.  Prior to 2002, Mr. Sawyer was Manager of Fund
Operations at General Electric Asset Management where he was responsible for the budgetary, control and reporting requirements for numerous families of mutual funds. Prior to joining General Electric Asset Management, Mr. Sawyer was an Audit Manager at PricewaterhouseCoopers, LLP. Mr. Sawyer
graduated from Bucknell University where he received his Bachelor of Science in Accounting.

J. Bricker Waid, Associate Portfolio Manager

Mr. Waid is a member of Aetos Capital’s absolute return strategies investment team.  Prior to joining Aetos Capital in July 2001, Mr. Waid worked in the
Mergers, Acquisitions and Restructuring Department of Morgan Stanley.  Mr. Waid’s primary focus was advising clients in the energy and power sectors on a variety of transactions including acquisitions, divestitures, equity and debt offerings, leveraged buyouts and corporate restructurings.  Mr. Waid graduated from the University of Virginia where he received a Bachelor of Science in Commerce with a concentration in Finance from the McIntire School.

BIOGRAPHIES

Jonathan Bishop, Research Associate

Mr. Bishop is a member of Aetos Capital’s absolute return strategies investment team.  Prior to joining Aetos in May 2004, Mr. Bishop worked at SG Barr
Devlin, where he focused on mergers, acquisitions and restructuring advisory assignments in the energy and power sectors.  Mr. Bishop's assignments included advising Pacific Gas & Electric Company on its restructuring under Chapter 11 of the U.S. Bankruptcy Code, and advising TransCanada Corp. on its pending $1.7 billion acquisition of Gas Transmission Northwest from an affiliate of PG&E Corp.  Mr. Bishop graduated from the University of Virginia where he received a Bachelor of Science in Commerce with a concentration in Finance from the McIntire School.

Reid Conway, Legal Associate

Mr. Conway is a member of the Aetos Capital’s legal team.  Prior to joining Aetos Capital in May 2004, Mr. Conway was an Assistant Vice President at
Alliance Capital, where he was responsible for mutual fund sales literature compliance with NASD rules and regulations and assisted with issues relating to mutual fund regulation.  Prior to joining Alliance Capital, Mr. Conway was an Associate at J.P. Morgan Investment Management, where he provided legal support in connection with new product development and general mutual fund matters.  Prior to joining J.P. Morgan Investment Management, Mr. Conway worked at Seward & Kissel LLP as a mutual fund paralegal.  Mr. Conway graduated from Stanford University where he received a Bachelor of Arts degree in Developmental Psychology and earned his Masters in Business Administration from New York University.

Darren N. Dinneen, Research Associate

Mr. Dinneen is a member of Aetos Capital’s absolute return strategies investment team.  Prior to joining Aetos Capital in November 2004, Mr. Dinneen worked at Robertson Stephens as an Investment Banking Analyst within their Private Capital Group.  Mr. Dinneen’s transaction experience included financings for private technology companies and public life sciences companies.  Mr. Dinneen graduated from Harvard University where he received a
Bachelor of Arts degree in Government.

Andrew Walling, Research Associate

Mr. Walling is a member of Aetos Capital’s absolute return strategies investment team.  Prior to joining Aetos Capital in June 2005, Mr. Walling worked in the Investment Banking Division of Lehman Brothers.  As a member of the Global Technology Group, Mr. Walling was responsible for providing both corporate finance and M&A expertise as well as deal execution to firm clients in the enterprise software and semiconductor industries.  Mr. Walling is a magna cum laude graduate from Princeton University where he received a Bachelor of Arts degree from the Woodrow Wilson School of Public and
International Affairs.  He also earned a Masters of Business Administration from the Stanford Graduate School of Business.

BIOGRAPHIES

Andrea M. Bollyky, Managing Director, Head of Client Relations

Ms. Bollyky is a Managing Director of Aetos Capital and leads the business development and client relations activities for Aetos Capital’s absolute return strategies.  Prior to joining Aetos Capital in June 2004, Ms. Bollyky was a Principal with Clay Finlay Inc., a specialist global equity management firm with
$8 billion under management and offices in New York, Tokyo and London where she was responsible for managing the firm's global business development and marketing activities.  Prior to joining Clay Finlay in 1995, Ms. Bollyky was an Account Executive with Gartmore Capital Management, a global asset manager headquartered in London where she was responsible for managing the firm’s North American consultant relations and client service activities.
Earlier in her career, Ms. Bollyky was a Manager with SEI Corporation and a member of the International Investment Group, which created multi-manager investment products offered to the pension, endowment and foundation markets.  Ms. Bollyky was also involved in the evaluation and analysis of investment managers for use in the firm's multi-manager investment strategies and for recommendations to the firm's consulting clients.  She began her career as a Research Analyst affiliated with the Hungarian Ministry of Finance in Budapest Hungary.  Ms. Bollyky was educated at Lehigh University, where she received a Bachelor of Arts in International Business with a concentration in Economics and Eastern European Studies, and the Economic
University of Budapest.  Ms. Bollyky is a member of the Board of Directors of AIMSE.

David A. Tonkovich, Vice President, Client Relations

Mr. Tonkovich is a Vice President of Aetos Capital and is involved in the business development and client relations activities of Aetos Capital’s absolute return strategies.  Prior to joining Aetos Capital in June 2002, Mr. Tonkovich was the Director of Business Development for Orme Capital Management, a
hedge fund organization.  Mr. Tonkovich oversaw both the fundraising and business development efforts of the firm.  Prior to Orme Capital, Mr. Tonkovich was an Associate in the Partners Group of Whitney & Co.  He was a member of the team responsible for marketing the firm's investment funds, including private equity, hedged equity, private debt and CDOs.  Prior to Whitney & Co., Mr. Tonkovich was an institutional broker in the Foreign Exchange Options
Group of Cantor Fitzgerald.  Mr. Tonkovich graduated from Boston College where he received a Bachelor of Science in Finance from the Carroll School of
Management.

Kate E. Ferris, Marketing Associate

Ms. Ferris is a member of Aetos Capital’s absolute return business development and client relations team.  Prior to joining Aetos Capital in December 2004,
Ms. Ferris worked at CDK & Co., LLC, a fund of hedge funds, in the business development area with a primary focus in client services and Investment administration.  Ms. Ferris graduated from the University of Virginia where she received a Bachelor of Arts degree in Government.

Courtney M. Stone, Marketing Associate

Ms. Stone is a member of Aetos Capital’s absolute return business development and client relations team.  Prior to joining Aetos Capital in June 2004, Ms.
Stone graduated from Colgate University where she received a Bachelor of Arts degree in Political Science.

BIOGRAPHIES